Repurchase of Shares (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2013 Excess of purchase price over par value [Member] USD ($)	Dec. 31, 2013 Excess of purchase price over par value [Member] CNY	Dec. 31, 2012 Excess of purchase price over par value [Member] USD ($)	Dec. 31, 2012 Excess of purchase price over par value [Member] CNY	Dec. 31, 2013 Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2013 Additional Paid-in Capital [Member] CNY	Dec. 31, 2012 Additional Paid-in Capital [Member] USD ($)	Dec. 31, 2012 Additional Paid-in Capital [Member] CNY	Dec. 31, 2013 Retained Earnings [Member] USD ($)	Dec. 31, 2013 Retained Earnings [Member] CNY	Dec. 31, 2012 Retained Earnings [Member] USD ($)	Dec. 31, 2012 Retained Earnings [Member] CNY	Dec. 31, 2014 ADS [Member] Share Repurchase Program, Authorized in June 2012 [Member] USD ($)	Dec. 31, 2014 ADS [Member] Share Repurchase Program, Authorized in May 2013 [Member] USD ($)
Schedule of Repurchase of Shares [Line Items]
Share repurchase program, authorized amount																	$ 100,000,000	$ 100,000,000
Share repurchase program, period in force																	12 months	12 months
Number of ordinary shares repurchased and retired during period	6,871,070	6,871,070	21,946,754	21,946,754
Aggregate consideration of shares repurchased and retired during period	$ 10,300,000	64,141,000	$ 40,400,000	255,384,000	$ 9,900,000	63,700,000	$ 40,100,000	254,000,000	$ 1,900,000	12,336,000	$ 6,200,000	39,480,000	$ 8,000,000	51,376,000	$ 33,900,000	214,515,000